Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2015
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® SERIES TRUST

SPDR® Russell 2000® ETF

Supplement dated August 25, 2016 to the Prospectus dated October 31, 2015, as supplemented

Effective August 31, 2016 (the “Effective Date”), SSGA Funds Management, Inc., the investment adviser (the “Adviser”) to the SPDR® Russell 2000® ETF (the “Fund”), has agreed to reduce the management fee of the Fund from 0.12% to 0.10% of the Fund’s average daily net assets.

Accordingly, as of the Effective Date, the “Fees and Expenses of the Fund” table on page 9 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.10%
Distribution and service (12b-1) fees[2]	0.00%
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.10%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”
[2]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the SPDR® Series Trust’s Board of Trustees has determined that no such payments will be made through the next twelve (12) months of operation.

In addition, as of the Effective Date, the information under the heading “Example” on page 9 of the Fund’s prospectus is deleted in its entirety and replaced with the following:

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$10	$32	$56	$128

SPDR Russell 2000 (R) ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® SERIES TRUST

SPDR® Russell 2000® ETF

Supplement dated August 25, 2016 to the Prospectus dated October 31, 2015, as supplemented

Effective August 31, 2016 (the “Effective Date”), SSGA Funds Management, Inc., the investment adviser (the “Adviser”) to the SPDR® Russell 2000® ETF (the “Fund”), has agreed to reduce the management fee of the Fund from 0.12% to 0.10% of the Fund’s average daily net assets.

Accordingly, as of the Effective Date, the “Fees and Expenses of the Fund” table on page 9 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.10%
Distribution and service (12b-1) fees[2]	0.00%
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.10%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”
[2]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the SPDR® Series Trust’s Board of Trustees has determined that no such payments will be made through the next twelve (12) months of operation.

In addition, as of the Effective Date, the information under the heading “Example” on page 9 of the Fund’s prospectus is deleted in its entirety and replaced with the following:

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$10	$32	$56	$128

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund's “Management fees.”
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
SPDR Russell 2000 (R) ETF | SPDR Russell 2000 (R) ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.10%	[1]
YEAR 1	rr_ExpenseExampleYear01	$ 10
YEAR 3	rr_ExpenseExampleYear03	32
YEAR 5	rr_ExpenseExampleYear05	56
YEAR 10	rr_ExpenseExampleYear10	$ 128

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”
[2]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the SPDR® Series Trust’s Board of Trustees has determined that no such payments will be made through the next twelve (12) months of operation.